COMBINED AND CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Class A Ordinary shares CNY (¥) shares	Class B Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Subscription receivables CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2019					¥ (170,759)	¥ 1,332	¥ (169,427)
Net loss					(107,216)		(107,216)
Foreign currency translation						(1,950)	(1,950)
Conversion to joint stock company as part of 2020 Reorganization			¥ (221,929)		221,929
Conversion of redeemable equity to ordinary shares as part of the 2020 Reorganization			1,098,639				1,098,639
Issuance of shares of Shanghai Hesai to new investors			317,147				317,147
Balance as of ending at Dec. 31, 2020			1,193,857		(56,046)	(618)	1,137,193
Net loss					(244,827)		(244,827)
Foreign currency translation						9,083	9,083
Issuance of ordinary shares in connection with the 2021 Reorganization	¥ 19	¥ 40	(59)	¥ (310,227)			(310,227)
Issuance of ordinary shares in connection with the 2021 Reorganization (in shares) | shares	30,033,379	62,834,548
Reclassification of ordinary shares to redeemable shares		¥ (20)	(1,193,798)		(1,862,599)		(3,056,417)
Reclassification of ordinary shares to redeemable shares (in shares) | shares		(31,884,847)
Share-based compensation			54,283				54,283
Accretion in redemption value of redeemable shares			(54,283)		(25,475)		(79,758)
Balance as of ending at Dec. 31, 2021	¥ 19	¥ 20		(310,227)	(2,188,947)	8,465	(2,490,670)
Balance as of ending (in shares) at Dec. 31, 2021 | shares	30,033,379	30,949,701
Net loss					(300,765)		(300,765)	$ (43,606)
Foreign currency translation						(12,073)	(12,073)	(1,750)
Share-based compensation			104,750				104,750
Accretion in redemption value of redeemable shares			¥ (104,750)		(341,669)		(446,419)
Balance as of ending at Dec. 31, 2022	¥ 19	¥ 20		¥ (310,227)	¥ (2,831,381)	¥ (3,608)	¥ (3,145,177)	$ (456,008)
Balance as of ending (in shares) at Dec. 31, 2022 | shares	30,033,379	30,949,701